ADVANCED SERIES TRUST

AST Legg Mason Diversified Growth Portfolio

Supplement dated June 14, 2016 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) with respect to the AST Legg Mason Diversified Growth Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

Effective June 14, 2016, Adam Petryk, CFA, will replace Y. Wayne Lin and become co-portfolio manager responsible for the day-to-day management of the Portfolio with Thomas Picciochi, CAIA, Ellen Tesler, Stephen A. Lanzendorf, CFA, Joseph S. Giroux, Luke Manley, CFA and Austin M. Kairnes III.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective June 14, 2016:

I.	All references and information pertaining to Y. Wayne Lin are hereby deleted from the Prospectus and SAI.

II.	The following table hereby replaces the table in the section of the Prospectus entitled “Summary: AST Legg Mason Diversified Growth Portfolio-Management of the Portfolio”:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	QS Investors, LLC	Thomas Picciochi, CAIA	Portfolio Manager and Head of Multi-Asset Portfolio Management Implementation	November 2014
		Ellen Tesler	Portfolio Manager and Member of Multi-Asset Portfolio Management Implementation	November 2014
		Adam Petryk, CFA	Portfolio Manager and Head of Multi-Asset and Solutions	June 2016
		Stephen A. Lanzendorf, CFA	Portfolio Manager and Head of Active Equity Portfolio Management Strategy	November 2014
		Joseph S. Giroux	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
		Luke Manley, CFA	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
		Austin M. Kairnes III	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
	Brandywine Global Investment Management, LLC			November 2014
	ClearBridge Investments, LLC			November 2014
	Western Asset Management Company/ Western Asset Management Company Limited			November 2014

III.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST Legg Mason Diversified Growth Portfolio”:

AST Legg Mason Diversified Growth Portfolio

The portfolio managers from QS Investors that have primary responsibility for managing the Portfolio by allocating among various investment strategies are Thomas Picciochi, Ellen Tesler and Adam Petryk. Biographies for Mr. Picciochi, Ms. Tesler, and Mr. Petryk are provided below.

Thomas Picciochi, CAIA, serves as a Portfolio Manager and Head of Multi-Asset Portfolio Management and Trading of QS Investors. Mr. Picciochi has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. Mr. Picciochi was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, Mr. Picciochi held various research and analysis positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. Mr. Picciochi received his BA and MBA from the University of Miami.

Ellen Tesler serves as a Portfolio Manager and Head of Multi-Asset Portfolio Management and Trading of QS Investors. Ms. Tesler has been a member of the portfolio management and trading group at QS Investors since 2010. Ms. Tesler was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, Ms. Tesler spent a year as a quantitative analyst at Lord Abbett and Company. Ms. Tesler received her BBA and MBA from Pace University.

Adam Petryk, CFA, serves as a Portfolio Manager and Head of Multi-Asset and Solutions of QS Investors. Mr. Petryk is responsible for product development and integration across strategies and asset classes. Mr. Petryk was formerly Chief Investment Officer at Batterymarch Financial Management, Inc. from 2012 to 2014. At Batterymarch, he also served as Deputy Chief Investment Officer and co-head of the Developed Markets investment team from 2010 to 2012, Senior Director and Global Investment Strategist on the Developed Markets team from 2008 to 2010 and Global Investment Strategist during 2007. From 2007 to 2009, Mr. Petryk was also the Chief Investment Officer of Legg Mason Canada Inc., an affiliate of Batterymarch. Prior to joining Batterymarch, he spent eight years at Legg Mason Canada Inc. as Chief Investment officer, Head of the Quantitative Management team and Quantitative Strategist. Before this, he performed quantitative equity analysis at Scotia Capital Markets. Mr. Petryk received his BS in Computer Engineering and MS in Electrical Engineering from the University of Waterloo.

QS Investors’ Active Equity Portfolio Management Team manages the assets allocated to QS Investors. Members of the investment team may change from time to time. Stephen Lanzendorf, Joseph Giroux, Lucas Manley and Austin Kairnes have strategic investment oversight of these assets. Biographies for Mr. Lanzendorf, Mr. Giroux, Mr. Manley and Mr. Kairnes are provided below.

Stephen A. Lanzendorf serves as Portfolio Manager and Head of Active Equity Portfolio Management Strategy for QS Investors. Prior to 2014, Mr. Lanzendorf was senior portfolio manager and head of the Developed Markets team at Batterymarch Financial Management, Inc. (now part of QS Investors), having held various positions within the firm since joining in 2006. . Prior to Batterymarch, he was director of quantitative strategies at Independence Investments, LLC, where he managed a team of analysts and was responsible for the development and implementation of the firm’s quantitative models. While at Independence Investments, he also managed the equity trading desk and was the lead portfolio manager for long-only and long-short portfolios. He previously worked as a portfolio manager and analyst at The Colonial Group. Mr. Lanzendorf is a member of the Chicago Quantitative Alliance and the Boston Security Analysts Society. He holds a BS and an MS from the Massachusetts Institute of Technology

Joseph S. Giroux serves as Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team for QS Investors. Prior to 2014, he was a portfolio manager at Batterymarch Financial Management, Inc. (now part of QS Investors), which he joined in 2012. Mr. Giroux previously managed both U.S. and non-U.S. assets for several firms—Golden Capital Management, Wells Capital Management and Evergreen Investments—that were affiliated with or acquired by Wells Fargo. He was also a portfolio manager at TriPoint Asset Management and The Boston Company Asset Management. He holds a BS from New England Institute of Technology and completed graduate coursework at Brown University.

Luke Manley CFA, serves as a Portfolio Manager for QS Investors. Prior to 2014, he was a quantitative analyst from 2009 to 2014 and Assistant Portfolio Manager from 2004 to 2009 at Batterymarch Financial Management, Inc. (now part of QS Investors). He holds a BS in Business Administration from Northeastern University and a MS in Investment Management from Boston University.

Austin M. Kairnes III serves as a Portfolio Manager for QS Investors. Prior to 2014, Mr. Kairnes was a senior portfolio manager at Batterymarch Financial Management, Inc.(now part of QS Investors), having joined the firm in 2008 as a portfolio manager. Prior to joining Batterymarch, he was a portfolio manager at Putnam Investments for two years and a portfolio manager and quantitative analyst at Independence Investments for six years. Mr. Kairnes holds a BA in Economics and English from Boston College as well as a MBA in Business Administration from Duke University.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by deleting in its entirety the information regarding Y. Wayne Lin and adding the following information with respect to the Portfolio:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
QS Investors, LLC	Adam Petryk	$8.26 Billion	$3.46 Billion	$1.63 Million	None

Mr. Petryk began serving as portfolio manager to the Portfolio effective June 14, 2016. Information above has been provided as of June 14, 2016 based on firm assets under management as of April 30, 2016

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP4